SUPPLEMENT DATED MAY 1, 2025 TO

PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 25, 2025, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150NY SUPP 05/01/25

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	AB All Market Total Return Portfolio — Class A	1%	2%	3%	4%	5%
	Invesco Main Street Fund® — Class A	1%	2%	3%	4%	5%
Large Cap Growth	Fidelity Advisor® Equity Growth Fund — Class A	3%	6%	9%	12%	15%
	Fidelity Advisor® New Insights Fund — Class A	1%	2%	3%	4%	5%
	Invesco Discovery Large Cap Fund — Class A	4%	8%	12%	16%	20%
Large Cap Value	BlackRock Large Cap Focus Value Fund — Investor A	1%	2%	3%	4%	5%
	ClearBridge Value Trust — Class FI	1%	2%	3%	4%	5%
	Invesco Comstock Fund — Class A	1%	2%	3%	4%	5%
Small Cap Value	Franklin Small Cap Value Fund — Class A	1%	2%	3%	4%	5%
Mid Cap Blend	Cohen & Steers Global Realty Shares — Class A	1%	2%	3%	4%	5%
	Columbia Select Mid Cap Value Fund — Class A	1%	2%	3%	4%	5%
	Fidelity Advisor® Mid Cap II Fund — Class A	1%	2%	3%	4%	5%
	Invesco Main Street Mid Cap Fund® — Class A	1%	2%	3%	4%	5%
	Putnam International Capital Opportunities Fund — Class A	1%	2%	3%	4%	5%
Mid Cap Value	Lord Abbett Mid Cap Stock Fund — Class A	1%	2%	3%	4%	5%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	JPMorgan Core Bond Fund — Class A	12%	9%	6%	2%	0%
	Lord Abbett Bond-Debenture Fund — Class A	6%	5%	3%	2%	0%
	PIMCO Total Return Fund — Class A	24%	16%	12%	5%	0%
Short Duration	PIMCO Low Duration Fund — Class A	6%	5%	3%	2%	0%
Long Duration	PIMCO Long-Term U.S. Government Fund — Class A	14%	10%	7%	3%	0%
Treasury Inflation Protected Securities	American Century Inflation-Adjusted Bond Fund — Advisor Class	6%	5%	3%	2%	0%
High Yield	PIMCO High Yield Fund — Class A	6%	5%	3%	2%	0%
Floating Rate	Eaton Vance Floating-Rate Fund — Class A	6%	5%	3%	2%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	AB All Market Total Return Portfolio — Class A	4%	8%	12%	16%	20%
	Invesco Charter Fund — Class A	2%	4%	6%	8%	10%
	Invesco Main Street Fund® — Class A	2%	4%	6%	8%	10%
Large Cap Growth	Fidelity Advisor® Equity Growth Fund — Class A	1%	2%	3%	4%	5%
	Fidelity Advisor® New Insights Fund — Class A	1%	2%	3%	4%	5%
Large Cap Value	BlackRock Large Cap Focus Value Fund — Investor A	1%	2%	3%	4%	5%
	Davis New York Venture Fund — Class A	1%	2%	3%	4%	5%
Mid Cap Blend	Cohen & Steers Global Realty Shares — Class A	1%	2%	3%	4%	5%
	Columbia Select Mid Cap Value Fund — Class A	1%	2%	3%	4%	5%
	Invesco Main Street Mid Cap Fund® — Class A	1%	2%	3%	4%	5%
	Lord Abbett Mid Cap Stock Fund — Class A	1%	2%	3%	4%	5%
	Putnam International Capital Opportunities Fund — Class A	1%	2%	3%	4%	5%
Mid Cap Growth	Federated Hermes Kaufmann Fund — Class A	1%	2%	3%	4%	5%
Mid Cap Value	ClearBridge Value Trust — Class FI	1%	2%	3%	4%	5%
Small Cap Value	Franklin Small Cap Value Fund - Class A	1%	2%	3%	4%	5%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	JPMorgan Core Bond Fund — Class A	14%	10%	7%	3%	0%
	Lord Abbett Bond-Debenture Fund — Class A	6%	5%	3%	2%	0%
	PIMCO Total Return Fund — Class A	18%	12%	9%	3%	0%
Short Duration	PIMCO Low Duration Fund — Class A	6%	5%	3%	2%	0%
Long Duration	PIMCO Long-Term U.S. Government Fund — Class A	18%	13%	9%	4%	0%
Treasury Inflation Protected Securities	American Century Inflation-Adjusted Bond Fund — Advisor Class	6%	5%	3%	2%	0%
High Yield	PIMCO High Yield Fund — Class A	6%	5%	3%	2%	0%
Floating Rate	Eaton Vance Floating-Rate Fund — Class A	6%	5%	3%	2%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

American Century Equity Income Fund — A Class

BlackRock Large Cap Focus Value Fund — Investor A

BlackRock Global Allocation Fund — Investor A

Columbia Acorn Fund — Class A

Davis New York Venture Fund — Class A

Eaton Vance Large-Cap Value Fund — Class A

Fidelity® Balanced Fund — Class A

Fidelity Advisor® New Insights Fund — Class A

First Foundation Total Return Fund — Class A

Franklin Global Allocation Fund — Class A*

Invesco Discovery Large Cap Fund — Class A

Invesco Charter Fund — Class A

Invesco Comstock Fund — Class A

Invesco Global Fund — Class A

Invesco Main Street Fund® — Class A

JPMorgan Investor Growth & Income Fund — Class A

Lord Abbett Affiliated Fund — Class A

Lord Abbett Mid Cap Stock Fund — Class A

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund — Advisor Class

AB International Value Fund — Class A

AB Small Cap Growth Portfolio — Class A

American Century Inflation-Adjusted Bond Fund — Advisor Class

Calamos Growth Fund — Class A

ClearBridge Growth Fund, Inc. — Class FI

ClearBridge Value Fund — Class FI

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn International Select — Class A

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Eaton Vance Floating-Rate Fund — Class A

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity® Leveraged Company Stock Fund — Class A

Fidelity Advisor® Mid Cap II Fund — Class A

Franklin Small Cap Value Fund — Class A

Invesco Main Street Mid Cap Fund® — Class A

Janus Henderson Forty Fund — Class A

Lord Abbett Bond-Debenture Fund — Class A

PGIM Jennison Focused Growth Fund — Class A

PGIM Jennison Natural Resources Fund — Class A

PIMCO High Yield Fund — Class A

Putnam International Capital Opportunities Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Thornburg International Equity Fund — Class A

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

JPMorgan Core Bond Fund — Class A PIMCO Long-Term U.S. Government Fund — Class A PIMCO Low Duration Fund — Class A PIMCO Total Return Fund — Class A

*	Not available for contracts issued on or after January 5, 2009